CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - ARS ($) $ in Thousands	Total	Capital Stock Face Value	Adjustment To Capital Stock	Legal Reserve	Voluntary Reserve	Other Equity Accounts	Unappropriated Retained Earnings	Other Accumulated Comprehensive Income Loss	Non Controlling Interest	Voluntary Reserve For Future Dividends Distribution
Balance, amount at Dec. 31, 2020	$ 773,797,102	$ 1,514,022	$ 246,927,434	$ 35,141,636	$ 443,887,685	$ (18,002,310)	$ 63,153,727	$ 772,622,194	$ 1,174,908	$ 0
Statement [Line Items]
Net income for the year	(3,929,946)	0	0	0	0	0	(4,501,444)	(4,501,444)	571,498	0
Other comprehensive income for the year	1,532	0	0	0	0	0	1,532	1,532	0	0
Total comprehensive (loss) income for the year	(3,928,414)	0	0	0	0	0	(4,499,912)	(4,499,912)	571,498	0
Increase in legal reserve	0	0	0	3,155,166	0	0	(3,155,166)	0	0	0
Increase in voluntary reserve	0	0	0	0	59,948,173	0	(59,948,173)	0	0	0
Dividends in cash distributed by a subsidiary (6)	(714,491)	0	0	0	0	0	0	0	(714,491)	0
Acquisition of treasury shares (Note 13.3.10)	0
Balance, amount at Dec. 31, 2021	769,154,197	1,514,022	246,927,434	38,296,802	503,835,858	(18,002,310)	(4,449,524)	768,122,282	1,031,915	0
Statement [Line Items]
Net income for the year	59,410,273	0	0	0	0	0	59,293,545	59,293,545	116,728	0
Other comprehensive (loss) income for the year	(475,389)	0	0	0	0	0	(475,389)	(475,389)	0	0
Total comprehensive income for the year	58,934,884	0	0	0	0	0	58,818,156	58,818,156	116,728	0
Decrease in voluntary reserve due to loss absorption	0	0	0	0	(4,449,523)	0	4,449,523	0	0	0
Dividends in cash	(13,587,494)	0	0	0	(13,587,494)	0	0	(13,587,494)	0	0
Dividends in cash distributed by a subsidiarys (4)	(532,031)	0	0	0	0	0	0	0	(532,031)	0
Acquisition of treasury shares (Notes 13.3.10)	(88,845)	0	0	0	0	(88,845)	0	(88,845)	0	0
Acquisition of treasury shares (Note 13.3.10)	88,845
Balance, amount at Dec. 31, 2022	813,880,711	1,514,022	246,927,434	38,296,802	485,798,841	(18,091,155)	58,818,155	813,264,099	616,612	0
Statement [Line Items]
Net income for the year	145,960,870	0	0	0	0	0	148,043,845	148,043,845	(2,082,975)	0
Increase in legal reserve	0	0	0	2,964,679	0	0	(2,964,679)	0	0	0
Dividends in cash	(122,025,647)	0	0	0	0	0	0	(122,025,647)	0	(122,025,647)
Other comprehensive loss for the year	(750,969)	0	0	0	0	0	(750,969)	(750,969)	0	0
Total comprehensive income (loss) for the year	145,209,901	0	0	0	0	0	147,292,876	147,292,876	(2,082,975)	0
Increase in voluntary reserve for future dividends distribution	0	0	0	0	(139,492,869)	0	(55,853,476)	0	0	195,346,345
Business combination (Note 2.2.20)	19,146,135		0	0	0	0	0	0	19,146,135	0
Transaction between related parties (Note 18)	6,151,591	0	0	0		(2,778,048)	0	(2,778,048)	8,929,639	0
Dividends in cash distributed by a subsidiary (2)	(4,858,325)	0	0	0	0	0	0	0	(4,858,325)	0
Dividends in cash collected by a subsidiary (3)	726,964	0	0	0	0	0	726,964	726,964	0	0
Acquisition of treasury shares (Note 13.3.10)	(1,659,780)					(1,659,780)	0	(1,659,780)	0
Balance, amount at Dec. 31, 2023	$ 856,571,550	$ 1,514,022	$ 246,927,434	$ 41,261,481	$ 346,305,972	$ (22,528,983)	$ 148,019,840	$ 834,820,464	$ 21,751,086	$ 73,320,698